UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-06561

         CCMI Funds
------------------------------------
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.
Indianapolis, IN                                 46204
---------------------------------------------------------
(Address of principal executive offices)       (Zip code)

Freddie Jacobs
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   5/31
                        --------------------

Date of reporting period:  11/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

--------------------------------------------------------------------------------

CCMI EQUITY FUND
CCMI BOND FUND
CCMI TAX EXEMPT NORTH CAROLINA BOND FUND



SEMI-ANNUAL REPORT TO SHAREHOLDERS (UNAUDITED)

November 30, 2004





--------------------------------------------------------------------------------
   NOT FDIC INSURED          |      MAY LOSE VALUE   |        NO BANK GUARANTEE
--------------------------------------------------------------------------------


FUND HOLDINGS - (UNAUDITED)

CCMI EQUITY FUND PORTFOLIO HOLDINGS NOVEMBER 30, 2004 1

Common Stocks - 91.71%                                                   91.71%
Money Market Securities - 8.07%                                           8.07%
Cash and other assets less liabilities - 0.22%                            0.22%

1As a percent of net assets.

CCMI BOND FUND PORTFOLIO HOLDINGS NOVEMBER 30, 2004 1

Fixed Income Securities - 77.05%                                         77.05%
Preferred Stocks - 2.60%                                                  2.60%
Short-Term Investments - 23.89%                                          23.89%
Liabilities in excess of cash & other assets - (3.54)%                   -3.54%

1As a percent of net assets.

          CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND PORTFOLIO HOLDINGS
                               NOVEMBER 30, 2004 1

Long-Term Municipals - 98.13%                                            98.13%
Money Market Securities - 0.52%                                           0.52%
Cash and other assets less liabilities - 1.35%                            1.35%


1As a percent of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available at the SEC's website at www.sec.gov. The Funds' Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS' EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 through November 30, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-----------------------------------------------------------------------------------------------------------
                                                                                        EXPENSES PAID
CCMI FUNDS                              BEGINNING                  ENDING               DURING PERIOD*
                                      ACCOUNT VALUE            ACCOUNT VALUE            JUNE 1, 2004 -
                                       JUNE 1, 2004          NOVEMBER 30, 2004        NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------

EQUITY FUND

    Actual (2.78% return**)             $ 1,000.00               $ 1,027.82                 $ 5.60

    Hypothetical***                     $ 1,000.00               $ 1,019.55                 $ 5.57

-----------------------------------------------------------------------------------------------------------
BOND FUND

    Actual (3.40% return**)             $ 1,000.00               $ 1,034.02                 $ 4.59

    Hypothetical***                     $ 1,000.00               $ 1,020.56                 $ 4.56

-----------------------------------------------------------------------------------------------------------
NC BOND FUND

   Actual (3.89% return**)              $ 1,000.00               $ 1,038.94                $ 3.83

   Hypothetical***                      $ 1,000.00               $ 1,021.31                $ 3.80

-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios for the Equity Fund, Bond Fund and the NC Bond Fund were 1.10%, 0.90%, and 0.75%, respectively.
**  Returns are with expenses and not annualized.
*** Assumes a 5% annual return before expenses.

                                   CCMI FUNDS
                                CCMI EQUITY FUND
                   SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004
                                   (UNAUDITED)

   SHARES      COMMON STOCKS - 91.71%                                         VALUE
-----------------------------------------------------------------------------------------

               COMMUNICATIONS - 1.96%
      25,000   BellSouth Corp.                                                 $ 670,500
               -----------------------------------------------------------
      35,000   Verizon Communications, Inc.                                    1,443,050
               --------------------------------------------------------------------------
                                                                               2,113,550
               --------------------------------------------------------------------------

               CONSUMER NON-DURABLES - 12.72%
      30,000   Anheuser-Busch Co.                                              1,502,700
               -----------------------------------------------------------
      30,400   Cadbury Schweppes Public Ltd. Co. (a)                           1,094,400
               -----------------------------------------------------------
      45,000   Constellation Brands, Inc. - Class A (b)                        2,011,500
               -----------------------------------------------------------
      30,000   Energizer Holdings, Inc. (b)                                    1,401,000
               -----------------------------------------------------------
      40,000   General Mills, Inc.                                             1,819,600
               -----------------------------------------------------------
      30,000   Kraft Foods, Inc.                                               1,026,000
               -----------------------------------------------------------
      70,000   Mattel, Inc. (b)                                                1,326,500
               -----------------------------------------------------------
      35,000   PepsiCo, Inc.                                                   1,746,850
               -----------------------------------------------------------
      35,000   Sealed Air Corp. (b)                                            1,799,350
               --------------------------------------------------------------------------
                                                                              13,727,900
               --------------------------------------------------------------------------

               CONSUMER SERVICES - 7.26%
      75,000   Comcast Corp. (b)                                               2,223,750
               -----------------------------------------------------------
      15,000   Gannett Co., Inc.                                               1,237,350
               -----------------------------------------------------------
      40,000   McDonald's Corp.                                                1,229,600
               -----------------------------------------------------------
      80,000   Walt Disney Co.                                                 2,150,400
               -----------------------------------------------------------
      25,000   Weight Watchers International, Inc. (b)                           991,250
               --------------------------------------------------------------------------
                                                                               7,832,350
               --------------------------------------------------------------------------

               ELECTRONIC TECHNOLOGY - 5.05%
      35,000   Applied Materials, Inc. (b)                                       582,400
               -----------------------------------------------------------
      75,000   Cisco Systems, Inc. (b)                                         1,403,250
               -----------------------------------------------------------
      40,000   Commscope, Inc. (b)                                               772,800
               -----------------------------------------------------------
      40,000   Electronics for Imaging, Inc. (b)                                 669,200
               -----------------------------------------------------------
      45,000   Intel Corp.                                                     1,005,750
               -----------------------------------------------------------
      42,000   Texas Instruments, Inc.                                         1,015,560
               --------------------------------------------------------------------------
                                                                               5,448,960
               --------------------------------------------------------------------------

               ENERGY MINERALS - 5.80%
      35,000   ChevronTexaco Corp.                                             1,911,000
               -----------------------------------------------------------
      22,500   ConocoPhillips Co.                                              2,047,275
               -----------------------------------------------------------
      45,000   Exxon Mobil Corp.                                               2,306,250
               --------------------------------------------------------------------------
                                                                               6,264,525
               --------------------------------------------------------------------------

               FINANCE - 20.21%
      38,000   American Express Co.                                            2,116,980
               -----------------------------------------------------------
      26,200   American International Group, Inc.                              1,659,770
               -----------------------------------------------------------
      50,000   Bank of America Corp.                                           2,313,500
               -----------------------------------------------------------
       1,300   Berkshire Hathaway, Inc. - Class B (b)                          3,614,000
               -----------------------------------------------------------
      52,066   Citigroup, Inc.                                                 2,329,954
               -----------------------------------------------------------
      40,100   Duke Realty Corp.                                               1,385,455
               -----------------------------------------------------------
      50,000   J.P. Morgan Chase & Co.                                         1,882,500
               -----------------------------------------------------------
      45,000   Jefferson-Pilot Corp.                                           2,213,550
               -----------------------------------------------------------
      20,000   Merrill Lynch & Co., Inc.                                       1,114,200
               -----------------------------------------------------------
      30,000   Prologis                                                        1,206,900
               -----------------------------------------------------------
      48,500   Washington Mutual, Inc.                                         1,974,435
               --------------------------------------------------------------------------
                                                                              21,811,244
               --------------------------------------------------------------------------

               HEALTH SERVICES - 1.78%
      40,000   Laboratory Corp. of America Holdings (b)                        1,918,000
               --------------------------------------------------------------------------

               HEALTH TECHNOLOGY - 11.40%
      45,000   Abbott Laboratories, Inc.                                       1,888,200
               -----------------------------------------------------------
      20,000   Amgen, Inc. (b)                                                 1,200,800
               -----------------------------------------------------------
      15,000   Eli Lilly & Company                                               799,950
               -----------------------------------------------------------
      30,000   Johnson & Johnson                                               1,809,600
               -----------------------------------------------------------
      37,000   Merck & Co., Inc.                                               1,036,740
               -----------------------------------------------------------
      80,000   Pfizer, Inc.                                                    2,221,600
               -----------------------------------------------------------
      65,000   Schering-Plough Corp.                                           1,160,250
               -----------------------------------------------------------
      55,000   Wyeth                                                           2,192,850
               --------------------------------------------------------------------------
                                                                              12,309,990
               --------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                  CCMI FUNDS
                                CCMI EQUITY FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

   SHARES      COMMON STOCKS - 91.71% - CONTINUED                             VALUE
-----------------------------------------------------------------------------------------

               INDUSTRIAL SERVICES - 1.52%
      25,000   Schlumberger Ltd.                                             $ 1,640,750
               --------------------------------------------------------------------------

               NON-ENERGY MINERALS - 1.89%
      60,000   Alcoa, Inc.                                                     2,038,800
               --------------------------------------------------------------------------

               PRODUCER MANUFACTURING - 5.92%
      45,000   General Electric Co.                                            1,591,200
               -----------------------------------------------------------
      85,000   Molex, Inc. - Class A (b)                                       2,064,650
               -----------------------------------------------------------
      28,000   United Technologies Corp.                                       2,732,240
               --------------------------------------------------------------------------
                                                                               6,388,090
               --------------------------------------------------------------------------

               RETAIL TRADE - 1.80%
      40,000   Costco Wholesale Corp.                                          1,944,000
               --------------------------------------------------------------------------

               TECHNOLOGY SERVICES - 8.86%
      40,000   Automatic Data Processing, Inc.                                 1,821,200
               -----------------------------------------------------------
      45,000   Diebold, Inc.                                                   2,394,000
               -----------------------------------------------------------
      32,000   First Data Corp.                                                1,314,880
               -----------------------------------------------------------
      20,000   International Business Machines Corp.                           1,884,800
               -----------------------------------------------------------
      80,000   Microsoft Corp.                                                 2,144,800
               --------------------------------------------------------------------------
                                                                               9,559,680
               --------------------------------------------------------------------------

               TRANSPORTATION - 0.93%
      12,000   United Parcel Services, Inc.                                    1,009,800
               --------------------------------------------------------------------------

               UTILITIES - 4.61%
      30,000   Apache Corp.                                                    1,621,800
               -----------------------------------------------------------
      45,000   Black Hills Corp.                                               1,381,950
               -----------------------------------------------------------
      30,000   Progress Energy, Inc.                                           1,317,300
               -----------------------------------------------------------
      20,000   The Southern Co.                                                  655,800
               --------------------------------------------------------------------------
                                                                               4,976,850
               --------------------------------------------------------------------------

               TOTAL COMMON STOCKS (COST $74,744,559)                         98,984,489
               --------------------------------------------------------------------------

               MONEY MARKET SECURITIES - 8.07%

   3,912,286   Fifth Third Institutional Money Market Fund, 1.82%  (c)         3,912,286
               -----------------------------------------------------------
               Goldman Sachs Financial Square Fund -
   4,800,000        Money Market Fund, 1.86%  (c)                              4,800,000
               --------------------------------------------------------------------------

               TOTAL MONEY MARKET SECURITIES (COST $8,712,286)                 8,712,286
               --------------------------------------------------------------------------

               TOTAL INVESTMENTS (COST $83,456,845) - 99.78%                 107,696,775
               --------------------------------------------------------------------------

               CASH AND OTHER ASSETS LESS LIABILITIES - 0.22%                    234,822
               --------------------------------------------------------------------------

               TOTAL NET ASSETS - 100.00%                                 $   107,931,597
               --------------------------------------------------------------------------

               (a) American Depositary Receipt.
               (b) Non-income producing.
               (c) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.

See accompanying notes which are an integral part of the financial statements.

                                                    CCMI FUNDS
                                                  CCMI BOND FUND
                                    SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004
                                                    (UNAUDITED)

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES - 77.05%                                                    VALUE
-----------------------------------------------------------------------------------------------------------------

                  ASSET BACKED SECURITIES - 0.87%

                  FINANCE - RETAIL - 0.87%
    $ 1,000,000   Citibank Credit Card Issuance Trust, 4.15%, 7/7/2017                                 $ 944,501

                  -----------------------------------------------------------------------------------------------
                  TOTAL ASSET BACKED SECURITIES (COST $901,478)                                          944,501

                  -----------------------------------------------------------------------------------------------

                  CORPORATE BONDS - 30.48%

                  BANKING - 3.35%
        500,000   Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017                        504,098
                  --------------------------------------------------------------------------------
        350,000   BankBoston Capital Trust, Company Guarantee, Series B, 8.25%, 12/15/2026               384,634
                  --------------------------------------------------------------------------------
      1,500,000   Capital One Bank, 6.50%, 6/13/2013                                                   1,620,946
                  --------------------------------------------------------------------------------
        188,000   NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026                              202,792
                  --------------------------------------------------------------------------------
      1,000,000   Washington Mutual, Inc., Sub. Note, 4.625%, 4/1/2014                                   943,370
                  -----------------------------------------------------------------------------------------------
                                                                                                       3,655,840
                  -----------------------------------------------------------------------------------------------
                  FINANCE - RETAIL - 3.11%
        865,000   Commercial Credit Co., Note, 6.625%, 6/1/2015                                          951,813
                  --------------------------------------------------------------------------------
      1,000,000   Household Finance Corp., Sr. Note, Series MTN, 3.39%, 2/28/2008 (a)                  1,008,637
                  --------------------------------------------------------------------------------
        166,000   Household Finance Corp., Sr. Note, Series NOT1, 7.50%, 4/15/2017                       167,408
                  --------------------------------------------------------------------------------
      1,250,000   Sallie Mae, Note, Series CPI, 4.80%, 2/1/2014 (a)                                    1,263,925
                  -----------------------------------------------------------------------------------------------

                                                                                                       3,391,783

                  -----------------------------------------------------------------------------------------------
                  FINANCIAL INTERMEDIARIES - 2.98%
        500,000   Citigroup, Inc., Note., 6.50%, 1/18/2011                                               555,559
                  --------------------------------------------------------------------------------
        367,000   Citigroup, Inc., Sub. Note, 6.88%, 12/18/2015                                          411,159
                  --------------------------------------------------------------------------------
        250,000   Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010                                           286,689
                  --------------------------------------------------------------------------------
      1,000,000   Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012                                    1,110,412
                  --------------------------------------------------------------------------------
        900,000   Lehman Brothers Holdings, Inc., Note, Series MTNG, 6.75%, 7/1/2022                     888,419
                  -----------------------------------------------------------------------------------------------
                                                                                                       3,252,238
                  -----------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES - 8.32%
      1,000,000   Beneficial Corp., Note, Series MTNE, 6.47%, 11/17/2008                               1,083,281
                  --------------------------------------------------------------------------------
        250,000   CIT Capital Trust I, Company Guarantee, 7.70%, 2/15/2027                               272,307
                  --------------------------------------------------------------------------------
      1,250,000   Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                       1,359,313
                  --------------------------------------------------------------------------------
      1,000,000   General Electric Capital Corp., Sr. Note, Series MTNA, 4.00%, 10/26/2012               979,952
                  --------------------------------------------------------------------------------
        800,000   JPM Capital Trust II, Bond, 7.95%, 2/1/2027                                            867,046
                  --------------------------------------------------------------------------------
        350,000   JP Morgan & Co, Inc., Sub. Note, 5.75%, 10/15/2008                                     370,733
                  --------------------------------------------------------------------------------
      1,000,000   Morgan Stanley, Note, 6.60%, 4/1/2012                                                1,106,216
                  --------------------------------------------------------------------------------
      1,500,000   Morgan Stanley, Sr. Note, Series MTNC, 5.00%, 11/1/2013 (a)                          1,549,920
                  --------------------------------------------------------------------------------
      1,500,000   Morgan Stanley, Note, 3.875%, 1/15/2009                                              1,487,694
                  -----------------------------------------------------------------------------------------------
                                                                                                       9,076,462
                  -----------------------------------------------------------------------------------------------
                  FOOD & DRUG MANUFACTURERS & RETAILERS - 2.74%
        200,000   Anheuser-Busch Cos, Inc., Deb., 7.125%, 7/1/2017                                       219,200
                  --------------------------------------------------------------------------------
        350,000   Archer-Daniels-Midland, Deb., 8.875%, 4/15/2011                                        432,515
                  --------------------------------------------------------------------------------
      1,250,000   Coca-Cola Co., Note, 5.75%, 3/15/2011                                                1,343,741
                  --------------------------------------------------------------------------------
      1,000,000   Pepsico, Inc., Note, 3.20%, 5/15/2007                                                  994,163
                  -----------------------------------------------------------------------------------------------
                                                                                                       2,989,619
                  -----------------------------------------------------------------------------------------------

                  INDUSTRIAL PRODUCTS & EQUIPMENT - 0.26%
        250,000   Tyco International Group, Company Guarantee, 6.75%, 2/15/2011                          279,708
                  -----------------------------------------------------------------------------------------------

                  INSURANCE - 0.11%
        100,000   Kemper Corp., Note, Series MTN, 8.875%, 10/17/2009                                     116,443
                  -----------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES - 77.05% - CONTINUED                                        VALUE
-----------------------------------------------------------------------------------------------------------------

                  CORPORATE BONDS - 30.48% - CONTINUED

                  METALS, MINERALS & Mining - 0.78%
      $ 670,000   Alcoa, Inc., Note, 6.50%, 6/1/2011                                                   $ 747,334
                  --------------------------------------------------------------------------------
        105,000   BHP Billiton Finance, Company Guarantee, 4.80%, 4/15/2013                              105,377
                  -----------------------------------------------------------------------------------------------

                                                                                                         852,711

                  -----------------------------------------------------------------------------------------------
                  PETROLEUM PRODUCTS & Services - 0.51%
        505,000   Amerada Hess Corp., Note, 6.65%, 8/15/2011                                             552,865
                  -----------------------------------------------------------------------------------------------

                  RETAILERS - 0.23%
        225,000   May Department Stores Co., Deb., 7.50%, 6/1/2015                                       255,229
                  -----------------------------------------------------------------------------------------------

                  SOVEREIGN - 0.92%
      1,000,000   United Mexican States, Note, 5.875%, 1/15/2014                                       1,010,000
                  -----------------------------------------------------------------------------------------------

                  TELECOMMUNICATIONS & Cellular - 4.59%
                  --------------------------------------------------------------------------------
        634,000   GTE Corp., Deb., 7.90%, 2/1/2027                                                       686,391
                  --------------------------------------------------------------------------------
        800,000   Nynex Capital Funding Co., Company Guarantee, Series MTNB, 8.23%, 10/15/2009           918,998
                  --------------------------------------------------------------------------------
        800,000   Southwestern Bell Telephone Co., Deb., 6.625%, 9/1/2024                                804,249
                  --------------------------------------------------------------------------------
      1,300,000   Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015                               1,472,388
                  --------------------------------------------------------------------------------
      1,000,000   Verizon Global Funding, Note, 6.875%, 6/15/2012                                      1,131,749
                  -----------------------------------------------------------------------------------------------
                                                                                                       5,013,775
                  -----------------------------------------------------------------------------------------------
                  UTILITIES - 2.58%
        360,000   Cleveland Electric/Toledo, Note, 7.13%, 7/1/2007                                       389,766
                  --------------------------------------------------------------------------------
        300,000   Indianapolis Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007           325,818
                  --------------------------------------------------------------------------------
        150,000   Iowa Electric Light & Power, Collateral Trust, 6.00%, 10/1/2008                        160,117
                  --------------------------------------------------------------------------------
        915,000   Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025                                944,331
                  --------------------------------------------------------------------------------
        665,000   Pennsylvania Electric Co., Sr. Note, 6.625%, 4/1/2019                                  743,219
                  --------------------------------------------------------------------------------
        250,000   Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024              256,768
                  -----------------------------------------------------------------------------------------------
                                                                                                       2,820,019
                  -----------------------------------------------------------------------------------------------
                  TOTAL CORPORATE BONDS (COST $32,286,553)                                            33,266,692
                  -----------------------------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCIES - 35.34%

                  FEDERAL HOME LOAN BANK - 9.32%
      1,000,000   Federal Home Loan Bank , Unsecd. Bond, 4.40%, 3/30/2011                                992,800
                  --------------------------------------------------------------------------------
      1,250,000   Federal Home Loan Bank , Unsecd. Bond, 5.25%, 12/10/2013                             1,250,815
                  --------------------------------------------------------------------------------
        733,333   Federal Home Loan Bank , Unsecd. Bond, Series GA17, 5.875%, 9/19/2017                  733,554
                  --------------------------------------------------------------------------------
      2,500,000   Federal Home Loan Bank , Unsecd. Bond, Series HG08, 1.99%, 3/3/2008 (a)              2,500,380
                  --------------------------------------------------------------------------------
      1,700,000   Federal Home Loan Bank , Unsecd. Bond, Series IM13, 3.18%, 6/25/2013 (a)             1,707,730
                  --------------------------------------------------------------------------------
      2,000,000   Federal Home Loan Bank , Unsecd. Bond, Series LU08, 2.29%, 3/24/2008 (a)             1,999,076
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series MD18, 5.00%, 5/8/2018                    983,845
                  -----------------------------------------------------------------------------------------------
                                                                                                      10,168,200
                  -----------------------------------------------------------------------------------------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.45%
      3,250,000   Federal Home Loan Mortgage Corporation, Note, 4.125%, 2/24/2011                      3,186,199
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Mortgage Corporation, Note, 4.50%, 12/16/2010                        996,843
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Mortgage Corporation, Note, 4.65%, Series MTN, 10/10/2013            988,183
                  --------------------------------------------------------------------------------
      1,200,000   Federal Home Loan Mortgage Corporation, Note, 5.20%, 3/5/2019                        1,174,368
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Mortgage Corporation, Note, 6.25%, Series MTN, 6/25/2010           1,063,740
                  --------------------------------------------------------------------------------
        500,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 4.65%, 8/27/2010             501,396
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 5.55%, 10/30/2017            987,264
                  --------------------------------------------------------------------------------
      1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 6/27/2017           1,015,998
                  --------------------------------------------------------------------------------
        700,000   Federal Home Loan Mortgage Corporation, Note, Series MTN3, 4.05%, 11/17/2009           699,871
                  --------------------------------------------------------------------------------
      3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.25%, 3/5/2012                   3,138,231
                  --------------------------------------------------------------------------------
      3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011                  3,115,062
                  -----------------------------------------------------------------------------------------------
                                                                                                      16,867,155
                  -----------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES - 77.05% - CONTINUED                                        VALUE
-----------------------------------------------------------------------------------------------------------------

                  GOVERNMENT AGENCIES - 35.34% - CONTINUED

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.57%
    $ 1,000,000   Federal National Mortgage Association, Unsecd. Note, 3.25%, 2/15/2009                $ 977,878
                  --------------------------------------------------------------------------------
        500,000   Federal National Mortgage Association, Unsecd. Note, 3.80%, 7/14/2010                  489,182
                  --------------------------------------------------------------------------------
        500,000   Federal National Mortgage Association, Unsecd. Note, 4.70%, 5/13/2013                  499,644
                  --------------------------------------------------------------------------------
      1,500,000   Federal National Mortgage Association, Unsecd. Note, 5.10%, 6/26/2018                1,451,079
                  --------------------------------------------------------------------------------
        250,000   Federal National Mortgage Association, Unsecd. Note, 5.50%, 4/23/2024                  240,992
                  --------------------------------------------------------------------------------
      2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.75%, 11/7/2017                2,449,137
                  --------------------------------------------------------------------------------
      2,000,000   Federal National Mortgage Association, Unsecd. Note, 6.05%, 8/18/2023                1,996,068
                  --------------------------------------------------------------------------------
      1,000,000   Federal National Mortgage Association, Unsecd. Note, 6.20%, 6/13/2017                1,043,464
                  --------------------------------------------------------------------------------
        600,000   Federal National Mortgage Association, Unsecd. Note, 6.25%, 2/28/2017                  625,157
                  --------------------------------------------------------------------------------
      1,250,000   Federal National Mortgage Association, Unsecd. Note, Series MTN, 5.50%, 11/8/2016    1,254,398
                  --------------------------------------------------------------------------------
        500,000   Federal National Mortgage Association, Unsecd. Sub. Note, 5.125%, 1/2/2014             505,080
                  -----------------------------------------------------------------------------------------------
                                                                                                      11,532,079
                  -----------------------------------------------------------------------------------------------
                  TOTAL GOVERNMENT AGENCIES (COST $38,512,329)                                        38,567,434
                -------------------------------------------------------------------------------------------------

                  MORTGAGE-BACKED SECURITIES - 9.70%

                  BANKING - 1.76%
      2,000,000   Wells Fargo Mortgaged Backed Securities, 4.63%, 10/25/2033 (a)                       1,919,244

                  -----------------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.66%
      1,875,820   Federal Home Loan Mortgage Corporation, Pool B15098, 5.00%, 6/1/2019                 1,902,200
                  --------------------------------------------------------------------------------
        944,842   Federal Home Loan Mortgage Corporation, Pool B15170, 5.00%, 7/1/2019                   958,129
                  --------------------------------------------------------------------------------
         39,882   Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007                    40,702
                  -----------------------------------------------------------------------------------------------

                                                                                                       2,901,031

                  -----------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES - 0.00%
             63   Morgan Stanley Mortgage Loan Trust, 5.00%, 11/25/2018                                       59

                  -----------------------------------------------------------------------------------------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.28%
        310,816   Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014                331,641
                  --------------------------------------------------------------------------------
        128,821   Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031                137,094
                  --------------------------------------------------------------------------------
      1,097,558   Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032              1,119,180
                  --------------------------------------------------------------------------------
        745,654   Government National Mortgage Association, Pool 606831, 5.50%, 9/15/2033                759,861
                  --------------------------------------------------------------------------------
        972,896   Government National Mortgage Association, Pool 610956, 4.50%, 5/15/2019                975,502
                  --------------------------------------------------------------------------------
        976,168   Government National Mortgage Association, Pool 610964, 4.50%, 5/15/2019                978,783
                  --------------------------------------------------------------------------------
        984,578   Government National Mortgage Association, Pool 622990, 5.50%, 11/15/2033             1,003,339
                  --------------------------------------------------------------------------------
        430,191   Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013                459,105
                  -----------------------------------------------------------------------------------------------
                                                                                                       5,764,505
                  -----------------------------------------------------------------------------------------------
                  TOTAL MORTGAGE-BACKED SECURITIES (COST $10,475,717)                                 10,584,839

                  -----------------------------------------------------------------------------------------------

                  LONG-TERM MUNICIPALS - 0.67%

                  OKLAHOMA - 0.67%
        620,000   Choctaw County, OK IDA, Revenue Bonds, USA Guaranteed, 8.00%, 7/1/2012                 733,943
                  -----------------------------------------------------------------------------------------------

                  -----------------------------------------------------------------------------------------------
                  TOTAL LONG-TERM MUNICIPALS (COST $701,807)                                             733,943

                  -----------------------------------------------------------------------------------------------

                  TOTAL FIXED INCOME SECURITIES (COST $82,877,884)                                    84,097,409

                  -----------------------------------------------------------------------------------------------

    SHARES        PREFERRED STOCKS - 2.60%
----------------

                  BANKING - 0.09%
          4,000   UBS Preferred Funding Trust IV, Pfd.                                                    99,560

                  -----------------------------------------------------------------------------------------------
                  FINANCIAL INTERMEDIARIES - 0.92%
         22,700   Merrill Lynch Preferred Capital Trust V, Perpetual Series, Pfd.                        618,575
                  --------------------------------------------------------------------------------
         15,800   Wells Fargo Capital Trust VIII, Pfd.                                                   388,522
                  -----------------------------------------------------------------------------------------------
                                                                                                       1,007,097
                  -----------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

    SHARES        FIXED INCOME SECURITIES - 77.06% - CONTINUED                                        VALUE
-----------------------------------------------------------------------------------------------------------------

                  PREFERRED STOCKS - 2.60% - CONTINUED

                  FINANCIAL SERVICES - 1.30%
         31,000   ABN Amro Capital Funding Trust VII, Pfd.                                             $ 770,350
                  --------------------------------------------------------------------------------
         15,000   BAC Capital Trust III, Pfd.                                                            397,950
                  --------------------------------------------------------------------------------
         10,150   Citigroup Capital IX, Pfd                                                              251,720
                  -----------------------------------------------------------------------------------------------
                                                                                                       1,420,020
                  -----------------------------------------------------------------------------------------------
                  INSURANCE - 0.16%
          6,400   ING Groep N.V., Pfd.                                                                   170,496

                  -----------------------------------------------------------------------------------------------

                  SOVEREIGN AGENCY - 0.13%
          5,500   Tennessee Valley Authority, Series D, Pfd                                              139,425

                  -----------------------------------------------------------------------------------------------
                  TOTAL PREFERRED STOCKS (COST $2,754,345)                                             2,836,598

                  -----------------------------------------------------------------------------------------------

                  SHORT-TERM INVESTMENTS - 23.89%

                  DISCOUNT NOTES - 13.28%
      9,500,000   Federal National Mortgage Association, 12/1/2004                                     9,500,000
                  --------------------------------------------------------------------------------
      5,000,000   Federal National Mortgage Association, 12/3/2004                                     4,999,363
                  -----------------------------------------------------------------------------------------------
                  TOTAL DISCOUNT NOTES (COST $14,499,363)                                             14,499,363

                  -----------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENTS - 4.68%
      5,107,000   Citigroup Repurchase Agreement, Purchased 9/23/2004, 1.80% (a)
                      (Collateralized by US Treasury, 3.50%, 8/15/2009, Market Value $5,179,817)       5,107,000
                  -----------------------------------------------------------------------------------------------
                  TOTAL REPURCHASE AGREEMENTS (COST $5,107,000)                                        5,107,000

                  -----------------------------------------------------------------------------------------------
                  MONEY MARKET SECURITIES - 5.93%

      3,466,665   Fifth Third Institutional Money Market Fund, 1.82% (b)                               3,466,665
                  --------------------------------------------------------------------------------
      3,000,000   Goldman Sachs Financial Square Money Market Fund, 1.86% (b)                          3,000,000
                  -----------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET SECURITIES (COST $6,466,665)                                      6,466,665

                  -----------------------------------------------------------------------------------------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $26,073,028)                                     26,073,028

                  -----------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS - 103.54% (COST $111,705,257)                                    113,007,035

                  -----------------------------------------------------------------------------------------------
                  LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (3.54)%                              (3,868,354)

                  -----------------------------------------------------------------------------------------------
                  TOTAL NET ASSETS - 100.00%                                                       $ 109,138,681

                  -----------------------------------------------------------------------------------------------

(a) Security held as collateral for US Treasuries sold short. The repurchase date is open.
(b) Variable rate security, rate shown is as of November 30, 2004.

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT        SECURITIES HELD AS SHORT POSITIONS                                                  VALUE
-----------------------------------------------------------------------------------------------------------------

   $ (5,000,000)  U.S. Treasury Note, 3.50%, 8/15/2009                                              $ (4,965,040)
                  -----------------------------------------------------------------------------------------------
                  TOTAL SECURITIES HELD AS SHORT POSITIONS (PROCEEDS $4,962,295)                    $ (4,965,040)
                  -----------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                   SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 98.13%                                                     VALUE
--------------------------------------------------------------------------------------------------------------

                 CERTIFICATES OF PARTICIPATION - 28.79%
     $ 500,000   Brunswick County, NC, 5.00%, 4/1/2019                                              $ 532,565
                 -----------------------------------------------------------------------------
       330,000   Buncombe County, NC, 5.00%, 10/1/2015                                                359,703
                 -----------------------------------------------------------------------------
       585,000   Buncombe County, NC, 5.25%, 10/1/2017                                                640,271
                 -----------------------------------------------------------------------------
       500,000   Burlington, NC, 5.00%, 4/1/2019                                                      534,560
                 -----------------------------------------------------------------------------
       500,000   Cary, NC, 5.00%, 12/1/2016                                                           534,980
                 -----------------------------------------------------------------------------
       500,000   Charlotte, NC, 5.00%, 6/1/2018                                                       529,430
                 -----------------------------------------------------------------------------
       830,000   Dare County, NC, 5.00%, 6/1/2023                                                     867,242
                 -----------------------------------------------------------------------------
       950,000   Forsyth County, NC, 5.00%, 10/1/2015                                               1,021,725
                 -----------------------------------------------------------------------------
       500,000   Iredell County, NC, 4.00%, 10/1/2016                                                 504,055
                 -----------------------------------------------------------------------------
       500,000   Iredell County, NC, 5.25%, 10/1/2020                                                 546,850
                 -----------------------------------------------------------------------------
       500,000   New Hanover County, NC, 5.00%, 3/1/2020                                              533,115
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.50%, 6/1/2022                                                500,380
                 -----------------------------------------------------------------------------
       500,000   Pitt County, NC, 5.30%, 4/1/2021                                                     537,425
                 -----------------------------------------------------------------------------
       590,000   Raleigh, NC, 4.75%, 6/1/2025                                                         594,036
                 -----------------------------------------------------------------------------
       500,000   Randolph County, NC, 5.00%, 6/1/2016                                                 548,545
                 -----------------------------------------------------------------------------
       500,000   Rockingham, NC, 5.00%, 4/1/2018                                                      532,900
                 -----------------------------------------------------------------------------
       400,000   Union County, NC, 5.00%, 6/1/2017                                                    427,972
                 -----------------------------------------------------------------------------
       520,000   Wilmington, NC, 5.00%, 9/1/2014                                                      575,754
                 -----------------------------------------------------------------------------
       500,000   Wilmington, NC, 5.35%, 6/1/2024                                                      530,640
                 -----------------------------------------------------------------------------
     1,000,000   Winston-Salem, NC, 5.00%, 6/1/2016                                                 1,066,200
                 ---------------------------------------------------------------------------------------------
                                                                                                   11,918,348
                 ---------------------------------------------------------------------------------------------
                 CORRECTIONAL FACILITIES - 2.49%
       500,000   North Carolina Infrastructure Finance Corp., 3.00%, 2/1/2010                         496,205
                 -----------------------------------------------------------------------------
       500,000   North Carolina Infrastructure Finance Corp., 5.00%, 10/1/2017                        533,020
                 ---------------------------------------------------------------------------------------------
                                                                                                    1,029,225
                 ---------------------------------------------------------------------------------------------
                 EDUCATION - 13.21%
       500,000   Catawba College, 1.68%, 10/1/2021 (a)                                                500,000
                 -----------------------------------------------------------------------------
       500,000   North Carolina A&T State University, 5.25%, 6/1/2020                                 534,295
                 -----------------------------------------------------------------------------
       500,000   North Carolina State University, NC, 5.00%, 10/1/2014                                551,715
                 -----------------------------------------------------------------------------
       500,000   North Carolina State University, NC, 5.125%, 12/15/2016                              532,155
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 5.00%, 4/1/2014                                                545,445
                 -----------------------------------------------------------------------------
       400,000   Trinity Episcopal School, 1.68%, 9/1/2024 (a)                                        400,000
                 -----------------------------------------------------------------------------
       600,000   University of North Carolina, NC, 0.00%, 8/01/2017                                   340,704
                 -----------------------------------------------------------------------------
       400,000   University, NC, 5.375%, 4/01/2021                                                    436,912
                 -----------------------------------------------------------------------------
       500,000   University, NC, 5.375%, 4/01/2022                                                    547,195
                 -----------------------------------------------------------------------------
       500,000   University, NC, 5.40%, 5/15/2016                                                     546,800
                 -----------------------------------------------------------------------------
       500,000   Winston-Salem State University, 4.85%, 1/1/2011                                      534,890
                 ---------------------------------------------------------------------------------------------
                                                                                                    5,470,111
                 ---------------------------------------------------------------------------------------------
                 GENERAL OBLIGATION - 26.82%
       620,000   Apex, NC, 2.00%, 2/1/2006                                                            619,076
                  -----------------------------------------------------------------------------
       500,000   Brunswick County, NC, 3.25%, 2/1/2014                                                478,500
                 -----------------------------------------------------------------------------
       500,000   Brunswick County, NC, 5.25%, 4/1/2022                                                541,750
                 -----------------------------------------------------------------------------
       650,000   Burlington, NC, 5.20%, 2/1/2013                                                      709,885
                 -----------------------------------------------------------------------------
       500,000   Carteret County, NC, 3.50%, 5/1/2016                                                 474,065
                 -----------------------------------------------------------------------------
       500,000   Cary, NC, 4.00%, 6/1/2016                                                            501,790
                 -----------------------------------------------------------------------------
       300,000   Charlotte, NC, 5.25%, 2/1/2020                                                       322,161
                 -----------------------------------------------------------------------------
       500,000   Chatham County, NC, 4.00%, 4/1/2015                                                  508,455
                 -----------------------------------------------------------------------------
       500,000   Craven County, NC, 3.00%, 6/1/2010                                                   497,740
                -----------------------------------------------------------------------------
       500,000   Durham County, NC, 4.25%, 5/1/2016                                                   509,710
                 -----------------------------------------------------------------------------
       435,000   Durham County, NC, 4.50%, 5/1/2023                                                   435,979
                 -----------------------------------------------------------------------------
       500,000   Durham, NC, 5.00%, 2/1/2007                                                          529,485
                 -----------------------------------------------------------------------------
       500,000   Emerald Isle, NC, 2.75%, 2/1/2005                                                    500,725
                -----------------------------------------------------------------------------
       500,000   Emerald Isle, NC, 2.75%, 2/1/2010                                                    493,110
                 -----------------------------------------------------------------------------
       600,000   Haywood County, NC, 4.40%, 6/1/2020                                                  606,036
                 -----------------------------------------------------------------------------
       500,000   New Hanover County, NC, 5.00%, 6/1/2020                                              532,520
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.50%, 5/1/2019                                                510,520
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.75%, 3/1/2015                                                536,380
                 -----------------------------------------------------------------------------
       350,000   Orange County, NC, 4.25%, 2/1/2019                                                   351,040
                 -----------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                                  CCMI FUNDS
                                   CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                                 SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2004
                                                 (UNAUDITED)

   PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 98.13% - CONTINUED                                         VALUE
--------------------------------------------------------------------------------------------------------------
                 GENERAL OBLIGATION - 26.82% - CONTINUED
     $ 250,000   Orange County, NC, 4.50%, 2/1/2022                                                 $ 251,480
                 -----------------------------------------------------------------------------
       250,000   Orange County, NC, 4.625%, 2/1/2023                                                  252,872
                 -----------------------------------------------------------------------------
       450,000   Pender County, NC, 5.10%, 6/1/2005                                                   456,939
                 -----------------------------------------------------------------------------
       500,000   Randolph County, NC, 3.00%, 6/1/2012                                                 486,220
                 ---------------------------------------------------------------------------------------------
                                                                                                   11,106,438
                 ---------------------------------------------------------------------------------------------

                 HEALTHCARE - 6.96%
       500,000   Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2013                       526,025
                 -----------------------------------------------------------------------------
       500,000   Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2016                       530,070
                 -----------------------------------------------------------------------------
       200,000   New Hanover Regional Medical Center, 5.30%, 10/1/2006                                210,526
                 -----------------------------------------------------------------------------
       500,000   North Carolina Community Health Care, NC, 5.00%, 11/1/2017                           531,025
                 -----------------------------------------------------------------------------
       500,000   North Carolina Community Health Care, NC, 5.00%, 11/1/2018                           525,665
                 -----------------------------------------------------------------------------
       500,000   Wake County Hospital, NC, 5.125%, 10/1/2013                                          558,290
                 ---------------------------------------------------------------------------------------------
                                                                                                    2,881,601
                 ---------------------------------------------------------------------------------------------
                 TRANSPORTATION - 1.97%
       250,000   Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2014                               272,410
                 -----------------------------------------------------------------------------
       500,000   Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2017                               542,740
                 ---------------------------------------------------------------------------------------------
                                                                                                      815,150

                 ---------------------------------------------------------------------------------------------
                 UTILITIES - 17.89%
       500,000   Charlotte, NC Water & Sewer Systems, 5.25%, 6/1/2015                                 540,160
                 -----------------------------------------------------------------------------
       500,000   Charlotte, NC Water & Sewer Systems, 5.50%, 6/1/2014                                 551,015
                 -----------------------------------------------------------------------------
       500,000   Durham County, NC Enterprise System, 3.00%, 6/1/2005                                 502,570
                 -----------------------------------------------------------------------------
       385,000   Greensboro, NC Enterprise Systems, 5.00%, 6/1/2005                                   390,690
                 -----------------------------------------------------------------------------
       500,000   Mooresville, NC Enterprise System, 5.00%, 5/1/2019                                   531,725
                 -----------------------------------------------------------------------------
       500,000   North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/2016                      526,915
                 -----------------------------------------------------------------------------
       500,000   North Carolina Eastern Municipal Power Agency, 5.70%, 1/1/2015                       540,620
                 -----------------------------------------------------------------------------
       500,000   North Carolina Municipal Power Agency, 5.50%, 1/1/2015                               570,600
                 -----------------------------------------------------------------------------
       500,000   Raleigh, NC Enterprise System, 5.25%, 3/1/2017                                       541,380
                 -----------------------------------------------------------------------------
       500,000   Salisbury, NC Enterprise System, 5.00%, 2/1/2020                                     529,850
                 -----------------------------------------------------------------------------
       535,000   Union County, NC Enterprise System, 5.00%, 6/1/2017                                  574,232
                 -----------------------------------------------------------------------------
       500,000   Wilson, NC Combined Enterprise System, 5.25%, 12/1/2018                              541,690
                 -----------------------------------------------------------------------------
       500,000   Winston-Salem, NC Water & Sewer System, 5.00%, 6/1/2019                              529,445
                 -----------------------------------------------------------------------------
       270,000   Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2015                              307,670
                 -----------------------------------------------------------------------------
       200,000   Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2016                              227,904
                 ---------------------------------------------------------------------------------------------
                                                                                                    7,406,466
                 ---------------------------------------------------------------------------------------------

                 TOTAL LONG-TERM MUNICIPALS (COST $40,567,494)                                     40,627,339

                 ---------------------------------------------------------------------------------------------

    SHARES       MONEY MARKET SECURITIES - 0.52%
---------------

       215,898   Fifth Third Institutional Money Market Fund, 1.82% (a)                               215,898
                 ---------------------------------------------------------------------------------------------

                 TOTAL MONEY MARKET SECURITIES (COST $215,898)                                        215,898

                 ---------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 98.65% (COST $40,783,392)                                     40,843,237

                 ---------------------------------------------------------------------------------------------
                 CASH AND OTHER ASSETS LESS LIABILITIES - 1.35%                                       559,867

                 ---------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS - 100.00%                                                      $ 41,403,104

                 ---------------------------------------------------------------------------------------------

 (a) Variable rate security, rate shown is as of November 30, 2004.

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004
(UNAUDITED)

                                                                                                          CCMI
                                                                                                        TAX EXEMPT
                                                                    CCMI EQUITY        CCMI BOND      NORTH CAROLINA
                                                                        FUND              FUND          BOND FUND
                                                                   ---------------   ---------------  ---------------
ASSETS
Investments in securities:
-------------------------------------------------------------
    At cost                                                          $ 83,456,845     $ 111,705,257     $ 40,783,392
                                                                   ===============   ===============  ===============
-------------------------------------------------------------
    At value                                                        $ 107,696,775     $ 113,007,035     $ 40,843,237
-------------------------------------------------------------

Cash                                                                            -                 2                -
-------------------------------------------------------------
Interest receivable                                                        12,800         1,153,313          565,519
-------------------------------------------------------------
Dividends receivable                                                      423,235             5,159                -
-------------------------------------------------------------
Receivable for investments sold                                                 -         3,270,038                -
-------------------------------------------------------------
Receivable for fund shares sold                                               447                 -           35,000
-------------------------------------------------------------
Prepaid expenses                                                           12,565            22,638            1,107
-------------------------------------------------------------      ---------------   ---------------  ---------------
     TOTAL ASSETS                                                     108,145,822       117,458,185       41,444,863
-------------------------------------------------------------      ---------------   ---------------  ---------------

LIABILITIES
Securities sold short (Proceeds $4,962,295)                                     -         4,965,040                -
-------------------------------------------------------------
Interest payable on securities sold short                                       -            33,550                -
-------------------------------------------------------------
Accrued advisory fees                                                      59,669            40,525           12,137
-------------------------------------------------------------
Accrued trustee & officers fees                                             4,762             8,000            2,624
-------------------------------------------------------------
Redemptions payable                                                        86,490            20,000                -
-------------------------------------------------------------
Accrued expenses                                                           63,304            30,437           26,998
-------------------------------------------------------------
Payable for investments purchased                                               -         3,221,952                -
-------------------------------------------------------------      ---------------   ---------------  ---------------
     TOTAL LIABILITIES                                                    214,225         8,319,504           41,759
-------------------------------------------------------------      ---------------   ---------------  ---------------

NET ASSETS                                                          $ 107,931,597     $ 109,138,681     $ 41,403,104
-------------------------------------------------------------      ---------------   ---------------  ---------------

NET ASSETS CONSIST OF:
Paid in capital                                                        80,058,133       108,492,278       41,351,395
-------------------------------------------------------------
Accumulated undistributed net investment income (loss)                    418,701           (16,798)             298
-------------------------------------------------------------
Accumulated net realized gain (loss) on investments                     3,214,833          (635,832)          (8,434)
-------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments              24,239,930         1,299,033           59,845
-------------------------------------------------------------      ---------------   ---------------  ---------------

Net Assets                                                          $ 107,931,597     $ 109,138,681     $ 41,403,104
-------------------------------------------------------------      ---------------   ---------------  ---------------

Shares outstanding (unlimited number authorized)                        7,195,455        10,684,640        4,144,332
-------------------------------------------------------------      ---------------   ---------------  ---------------

NET ASSET VALUE,
offering and redemption price per share                                   $ 15.00           $ 10.21           $ 9.99
-------------------------------------------------------------      ---------------   ---------------  ---------------

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004
(UNAUDITED)

                                                                                                             CCMI
                                                                                                         TAX EXEMPT
                                                                     CCMI EQUITY        CCMI BOND       NORTH CAROLINA
                                                                         FUND             FUND            BOND FUND
                                                                    ---------------  ----------------   ---------------
INVESTMENT INCOME
Dividend income                                                        $ 1,098,921         $ 127,039      $          -
----------------------------------------------------------------
Interest income                                                             51,010         2,547,130 (a)       746,534
----------------------------------------------------------------    ---------------  ----------------   ---------------
  Total Income                                                           1,149,931         2,674,169           746,534
----------------------------------------------------------------    ---------------  ----------------   ---------------

EXPENSES
Investment adviser fee                                                     453,871           331,236            79,578
----------------------------------------------------------------
Shareholder servicing fees                                                 131,177           139,936                 -
----------------------------------------------------------------
Administration expenses                                                     59,065            62,328            25,863
----------------------------------------------------------------
Fund accounting expenses                                                    26,345            35,593            17,391
----------------------------------------------------------------
Legal expenses                                                              15,356             6,685             6,001
----------------------------------------------------------------
Registration expenses                                                       15,162             7,521             2,920
----------------------------------------------------------------
Auditing expenses                                                           11,328             7,521             4,000
----------------------------------------------------------------
Transfer agent expenses                                                     11,263            11,344            10,684
----------------------------------------------------------------
Custodian expenses                                                          11,013             6,017             3,229
----------------------------------------------------------------
Trustee & officer expenses                                                   5,320             5,238             5,374
----------------------------------------------------------------
Printing expenses                                                            3,633             7,187               500
----------------------------------------------------------------
Insurance expenses                                                           1,169             1,169               765
----------------------------------------------------------------
Miscellaneous expenses                                                       1,053             2,957             1,333
                                                                    ---------------  ----------------   ---------------
----------------------------------------------------------------
  TOTAL EXPENSES                                                           745,755           624,732           157,638
----------------------------------------------------------------
Expenses waived by Adviser                                                 (96,114)          (83,962)           (8,398)
----------------------------------------------------------------
Shareholder service fee reimbursed by Adviser                              (54,659)          (37,335)                -
----------------------------------------------------------------    ---------------  ----------------   ---------------
   NET EXPENSES                                                            594,982           503,435           149,240
----------------------------------------------------------------    ---------------  ----------------   ---------------
NET INVESTMENT INCOME                                                      554,949         2,170,734           597,294
----------------------------------------------------------------    ---------------  ----------------   ---------------


REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------
Net realized gain (loss) on investment securities                        1,186,548          (633,590)           (8,434)
----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
   on investment securities                                              1,178,147         2,339,348           923,520
-----------------------------------------------------------------   ---------------  ----------------   ---------------
Net realized and unrealized gain (loss) on investment securities         2,364,695         1,705,758           915,086
----------------------------------------------------------------    ---------------  ----------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 2,919,644       $ 3,876,492       $ 1,512,380
----------------------------------------------------------------    ---------------  ----------------   ---------------

(a) Includes interest expense on securities sold short of $116,393.

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED
                                                                                 NOVEMBER 30, 2004          YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                   (UNAUDITED)            MAY 31, 2004
                                                                                ---------------------   --------------------
OPERATIONS
  Net investment income                                                              $       554,949          $     637,779
-----------------------------------------------------------------------------
  Net realized gain on investment securities                                               1,186,548              2,420,803
-----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                                     1,178,147             12,395,112
-----------------------------------------------------------------------------   ---------------------   --------------------
  Net increase in net assets resulting from operations                                     2,919,644             15,453,694
-----------------------------------------------------------------------------   ---------------------   --------------------
DISTRIBUTIONS
-----------------------------------------------------------------------------
  From net investment income                                                                (269,302)              (625,155)
-----------------------------------------------------------------------------
  From net realized gain                                                                           -                      -
-----------------------------------------------------------------------------   ---------------------   --------------------
  Total distributions                                                                       (269,302)              (625,155)
-----------------------------------------------------------------------------   ---------------------   --------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------
  Proceeds from shares sold                                                                5,844,554             25,331,592
-----------------------------------------------------------------------------
  Reinvestment of distributions                                                               29,331                 63,488
-----------------------------------------------------------------------------
  Cost of shares redeemed                                                                (11,282,873)           (22,207,673)
-----------------------------------------------------------------------------   ---------------------   --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                              (5,408,988)             3,187,407
 -----------------------------------------------------------------------------   ---------------------   --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (2,758,646)            18,015,946
-----------------------------------------------------------------------------   ---------------------   --------------------

NET ASSETS
  Beginning of year                                                                      110,690,243             92,674,297
-----------------------------------------------------------------------------   ---------------------   --------------------

  End of year                                                                       $    107,931,597          $ 110,690,243
-----------------------------------------------------------------------------   ---------------------   --------------------

Accumulated net investment income                                                          $ 418,701              $ 133,055
-----------------------------------------------------------------------------   ---------------------   --------------------


CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                400,752              1,835,717
-----------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                               1,990                  4,592
-----------------------------------------------------------------------------
  Shares repurchased                                                                        (772,305)            (1,582,619)
-----------------------------------------------------------------------------   ---------------------   --------------------

  Net increase (decrease) from capital share transactions                                   (369,563)               257,690
-----------------------------------------------------------------------------   ---------------------   --------------------

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                    NOVEMBER 30, 2004      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                      (UNAUDITED)        MAY 31, 2004
                                                                                   --------------------   --------------
OPERATIONS
  Net investment income                                                                    $ 2,170,734      $ 4,720,716
---------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                                           (633,590)         270,038
---------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investment securities              2,339,348       (7,290,846)
 --------------------------------------------------------------------------------  --------------------   --------------
  Net increase (decrease) in net assets resulting from operations                            3,876,492       (2,300,092)
---------------------------------------------------------------------------------  --------------------   --------------
DISTRIBUTIONS
---------------------------------------------------------------------------------
  From net investment income                                                                (2,191,723)      (4,742,488)
---------------------------------------------------------------------------------
  From net realized gain                                                                             -       (1,415,496)
---------------------------------------------------------------------------------  --------------------   --------------
  Total distributions                                                                       (2,191,723)      (6,157,984)
---------------------------------------------------------------------------------  --------------------   --------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------
  Proceeds from shares sold                                                                  6,479,174       25,168,526
---------------------------------------------------------------------------------
  Reinvestment of distributions                                                                  2,380        1,420,240
---------------------------------------------------------------------------------
  Cost of shares redeemed                                                                  (11,861,986)     (20,164,898)
---------------------------------------------------------------------------------  --------------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                (5,380,432)       6,423,868
---------------------------------------------------------------------------------  --------------------   --------------
TOTAL (DECREASE) IN NET ASSETS                                                              (3,695,663)      (2,034,208)
---------------------------------------------------------------------------------  --------------------   --------------

NET ASSETS
  Beginning of period                                                                      112,834,344      114,868,552
---------------------------------------------------------------------------------  --------------------   --------------

  End of period                                                                          $ 109,138,681     $112,834,344
---------------------------------------------------------------------------------  --------------------   --------------

Accumulated net investment income (loss)                                                     $ (16,798)         $ 4,192
---------------------------------------------------------------------------------  --------------------   --------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                  635,280        2,401,593
---------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                   233          137,486
---------------------------------------------------------------------------------
  Shares repurchased                                                                        (1,161,387)      (1,940,102)
---------------------------------------------------------------------------------  --------------------   --------------

  Net increase (decrease) from capital share transactions                                     (525,874)         598,977
---------------------------------------------------------------------------------  --------------------   --------------

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                   NOVEMBER 30, 2004      PERIOD ENDED
INCREASE IN NET ASSETS                                                                (UNAUDITED)         MAY 31, 2004  (a)
                                                                                   -------------------   ---------------
OPERATIONS
  Net investment income                                                                     $ 597,294         $ 251,142
--------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                                            (8,434)                -
--------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investment securities               923,520          (863,675)
--------------------------------------------------------------------------------   -------------------   ---------------
  Net increase (decrease) in net assets resulting from operations                           1,512,380          (612,533)
--------------------------------------------------------------------------------   -------------------   ---------------
DISTRIBUTIONS
  From net investment income                                                                 (596,996)         (251,404)
--------------------------------------------------------------------------------
  From net realized gain                                                                            -                 -
--------------------------------------------------------------------------------   -------------------   ---------------
  Total distributions                                                                        (596,996)         (251,404)
--------------------------------------------------------------------------------   -------------------   ---------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                10,014,065        35,212,835
--------------------------------------------------------------------------------
  Reinvestment of distributions                                                                     -                 -
--------------------------------------------------------------------------------
  Cost of shares redeemed                                                                  (2,283,393)       (1,591,850)
--------------------------------------------------------------------------------   -------------------   ---------------
  Net increase in net assets resulting
     from share transactions                                                                7,730,672        33,620,985
--------------------------------------------------------------------------------   -------------------   ---------------
TOTAL INCREASE IN NET ASSETS                                                                8,646,056        32,757,048
--------------------------------------------------------------------------------   -------------------   ---------------

NET ASSETS
  Beginning of period                                                                      32,757,048                 -
--------------------------------------------------------------------------------   -------------------   ---------------

  End of period                                                                          $ 41,403,104      $ 32,757,048
--------------------------------------------------------------------------------   -------------------   ---------------

Accumulated net investment income                                                        $        298      $          -
--------------------------------------------------------------------------------   -------------------   ---------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                               1,017,078         3,516,773
--------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                    -                 -
--------------------------------------------------------------------------------
  Shares repurchased                                                                         (230,408)         (159,111)
--------------------------------------------------------------------------------   -------------------   ---------------

  Net increase from capital share transactions                                                786,670         3,357,662
--------------------------------------------------------------------------------   -------------------   ---------------

(a) For the period January 8, 2004 (commencement of operations) to May 31, 2004.

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI EQUITY FUND
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                 SIX MONTHS ENDED
                                 NOVEMBER 30, 2004  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                  (UNAUDITED)      MAY 31, 2004     MAY 31, 2003(a)  MAY 31, 2002    MAY 31, 2001     MAY 31, 2000
                                 --------------   ---------------  ---------------   --------------  --------------  ---------------

SELECTED PER SHARE DATA
---------------------------------
Net asset value, beginning of year     $ 14.63           $ 12.68          $ 13.79          $ 16.17         $ 21.15          $ 21.74
--------------------------------- -------------   ---------------  ---------------   --------------  --------------  ---------------
Income from investment operations
-------------------------------
  Net investment income                   0.08              0.08             0.10             0.07            0.07             0.08
-------------------------------
  Net realized and unrealized
        gain (loss)                       0.33              1.95            (1.03)           (1.89)          (1.88)            3.27
-------------------------------- --------------   ---------------  ---------------   --------------  --------------  ---------------
Total from investment operations          0.41              2.03            (0.93)           (1.82)          (1.81)            3.35
-------------------------------- --------------   ---------------  ---------------   --------------  --------------  ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------
  From net investment income             (0.04)            (0.08)           (0.09)           (0.06)          (0.08)           (0.08)
---------------------------------
  From net realized gain                     -                 -            (0.09)           (0.50)          (3.09)           (3.86)
-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------
Total distributions                      (0.04)            (0.08)           (0.18)           (0.56)          (3.17)           (3.94)
-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------

--------------------------------
Net asset value, end of year           $ 15.00           $ 14.63          $ 12.68          $ 13.79         $ 16.17          $ 21.15
-------------------------------- --------------   ---------------  ---------------   --------------  --------------  ---------------

TOTAL RETURN                             2.78% (b)        16.07%           -6.55%          -11.46%          -9.30%           16.12%
-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)      $ 107,932         $ 110,690         $ 92,674        $ 104,248        $ 70,238         $ 93,870

-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------
Ratio of expenses to average
    net assets                           1.10% (c)         1.13%            1.20%            1.19%           1.17%            1.09%

-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------
Ratio of net investment income to
   average net assets                    1.03% (c)         0.60%            0.81%            0.50%           0.34%            0.38%

-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------
Expense waiver/reimbursement (d)         0.28% (c)         0.28%            0.32%            0.28%           0.28%            0.25%

-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------
Portfolio turnover rate                     6%               22%              24%              36%             44%              42%

-------------------------------  --------------   ---------------  ---------------   --------------  --------------  ---------------

(a) This and previous years were audited by other auditors.
(b) Not annualized.
(c) Annualized
(d) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI BOND FUND
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              SIX MONTHS ENDED
                                                              NOVEMBER 30, 2004         YEAR ENDED         PERIOD ENDED
                                                                 (UNAUDITED)           MAY 31, 2004        MAY 31, 2003   (a) (b)
                                                              -------------------     ----------------    ----------------

SELECTED PER SHARE DATA
---------------------------------------------------------
Net asset value, beginning of period                                     $ 10.07              $ 10.82             $ 10.00
---------------------------------------------------------     -------------------     ----------------    ----------------
Income from investment operations
---------------------------------------------------------
  Net investment income                                                     0.20                 0.42                0.44
---------------------------------------------------------
  Net realized and unrealized gain (loss)                                   0.14                (0.62)               0.83
---------------------------------------------------------     -------------------     ----------------    ----------------
Total from investment operations                                            0.34                (0.20)               1.27
---------------------------------------------------------     -------------------     ----------------    ----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------
  From net investment income                                               (0.20)               (0.42)              (0.44)
---------------------------------------------------------
  From net realized gain                                                       -                (0.13)              (0.01)
---------------------------------------------------------     -------------------     ----------------    ----------------
Total distributions                                                        (0.20)               (0.55)              (0.45)
---------------------------------------------------------     -------------------     ----------------    ----------------

Net asset value, end of period                                           $ 10.21              $ 10.07             $ 10.82
---------------------------------------------------------     -------------------     ----------------    ----------------

TOTAL RETURN                                                               3.40% (c)           -1.84%              12.97% (c)
---------------------------------------------------------     -------------------     ----------------    ----------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                        $ 109,139            $ 112,834           $ 114,869

---------------------------------------------------------     -------------------     ----------------    ----------------
Ratio of expenses to average net assets                                    0.90% (d)            0.82%               0.85% (d)

---------------------------------------------------------     -------------------     ----------------    ----------------
Ratio of net investment income to
   average net assets                                                      3.89% (d)            4.07%               4.73% (d)

---------------------------------------------------------     -------------------     ----------------    ----------------
Expense waiver/reimbursement (e)                                           0.22% (d)            0.22%               0.12% (d)

---------------------------------------------------------     -------------------     ----------------    ----------------
Portfolio turnover rate                                                      37%                  92%                 64%

---------------------------------------------------------     -------------------     ----------------    ----------------

(a) For the period July 1, 2002 (commencement of operations) through May 31,
    2003.
(b) This period was audited by other auditors.
(c) Not annualized.
(d) Annualized.
(e) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

CCMI FUNDS
CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           SIX MONTHS ENDED
                                                                           NOVEMBER 30, 2004          PERIOD ENDED
                                                                              (UNAUDITED)             MAY 31, 2004      (a)
                                                                         ----------------------   ----------------------

SELECTED PER SHARE DATA
----------------------------------------------------------------------
Net asset value, beginning of period                                                    $ 9.76                  $ 10.00
----------------------------------------------------------------------   ----------------------   ----------------------
Income from investment operations
----------------------------------------------------------------------
  Net investment income                                                                   0.15                     0.09
----------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                                 0.23                    (0.24)
----------------------------------------------------------------------   ----------------------   ----------------------
Total from investment operations                                                          0.38                    (0.15)
----------------------------------------------------------------------   ----------------------   ----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------
  From net investment income                                                             (0.15)                   (0.09)
----------------------------------------------------------------------
  From net realized gain                                                                     -                        -
----------------------------------------------------------------------   ----------------------   ----------------------
Total distributions                                                                      (0.15)                   (0.09)
----------------------------------------------------------------------   ----------------------   ----------------------

Net asset value, end of period                                                          $ 9.99                   $ 9.76
----------------------------------------------------------------------   ----------------------   ----------------------

TOTAL RETURN                                                                             3.89% (c)               -1.52% (b) (c)
----------------------------------------------------------------------   ----------------------   ----------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                       $ 41,403                 $ 32,757
----------------------------------------------------------------------   ----------------------   ----------------------
Ratio of expenses to average net assets                                                  0.75% (d)                0.75% (d)
----------------------------------------------------------------------   ----------------------   ----------------------
Ratio of net investment income to
   average net assets                                                                    3.01% (d)                2.45% (d)
----------------------------------------------------------------------   ----------------------   ----------------------
Expense waiver/reimbursement (e)                                                         0.04% (d)                0.15% (d)
----------------------------------------------------------------------   ----------------------   ----------------------
Portfolio turnover rate                                                                     6%                      20%
----------------------------------------------------------------------   ----------------------   ----------------------

(a) For the period January 8, 2004 (commencement of operations) through May 31, 2004.
(b) Based on net asset value, which does not reflect the sales charge.
(c) Not annualized.
(d) Annualized.
(e) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

The CCMI Equity Fund (the "Equity Fund") and the CCMI Bond Fund (the "Bond Fund") were organized as diversified series of CCMI Funds (the "Trust"). The CCMI Tax-Exempt North Carolina Bond Fund (the "NC Bond Fund") was organized as a non-diversified series of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Equity Fund changed its name from 111 Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds and the Equity Fund changed its name from CCB Equity Fund to CCMI Equity Fund on June 1, 2001. The Board of Trustees (the "Board") governs the Equity Fund, Bond Fund and NC Bond Fund (collectively, the "Funds"). The Funds' investment adviser is Commerce Capital Management, Inc. (the "Adviser"). The investment objective of the Equity Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The investment objective of the NC Bond Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of North Carolina. The Equity Fund, Bond Fund and NC Bond Fund commenced operations on December 31, 1994, July 1, 2002, and January 8, 2004, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation - The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The value of the Fund's portfolio securities is determined by a pricing service when the Adviser believes such prices accurately reflect the fair market value. The pricing service generally prices securities as follows:

o For exchange-traded equity securities, according to the last sale price in the market in which they are primarily traded;

o For NASDAQ over-the-counter equity securities, according to the NASDAQ Official Closing Price;

o Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

o For fixed income securities, according to the mean between bid and asked prices, except that fixed income securities with remaining maturities 60 days or less may be valued at amortized cost.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. Other securities are valued at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes - There is no provision for federal income tax. The Funds have met, and intend to continue to meet, requirements of subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Equity Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. The Bond Fund and the NC Bond Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on a monthly basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Dividends are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser is Commerce Capital Management, Inc. Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.85%; Bond Fund, 0.60%; NC Bond Fund, 0.40%. For the six months ended November 30, 2004, the Adviser earned a fee of $453,871 from the Equity Fund, $331,236 from the Bond Fund, and $79,578 from the NC Bond Fund. As of November 30, 2004, the Adviser was owed $59,669, $40,525, and $12,137 from the Equity Fund, Bond Fund and NC Bond Fund, respectively.

Although not contractually obligated to do so, during the six months ended November 30, 2004, the Adviser waived a portion of its management fees and/or reimbursed Fund expenses in an aggregate amount equal to 0.28%, 0.22% and 0.04% of the average daily net assets of the Equity Fund, Bond Fund and NC Bond Fund, respectively. Although the Adviser expects to continue this voluntary waiver/reimbursement (but in the case of the NC Bond Fund, only to the extent necessary to reduce net annual operating expenses to 0.75% of average daily net assets), the Adviser reserves the right to terminate it at any time. For the six months ended November 30, 2004, the Adviser waived fees totaling $150,773 for the Equity Fund, $121,297 for the Bond Fund, and $8,398 for the NC Bond Fund.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.13% of the Fund's average daily net assets up to $50 million dollars, 0.10% of the Fund's average daily net assets from $50 million to $100 million, 0.08% of the Fund's average daily net assets from $100 million to $150 million and 0.06% of the Fund's average daily net assets over $150 million (subject to a $2,083 minimum monthly fee). For the six months ended November 30, 2004, Unified was entitled to fees of $59,065, $62,328,

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

and $25,863 for administrative services provided to the Bond Fund, the Equity Fund, and the NC Bond Fund, respectively. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to various minimum monthly fees, the maximum being $1,250 per Fund plus reimbursement of out of pocket expenses). For the six months ended November 30, 2004, Unified was entitled to fees and reimbursement of out of pockets of $11,263, $11,344, and $10,684 for the Equity Fund, Bond Fund and NC Bond Fund, respectively. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% of each Fund's assets over $150 million (subject to a monthly minimum fee of $1,667 per month). For the six months ended November 30, 2004, Unified was entitled to fees of $26,345, $35,593, and $17,391 for fund accounting services provided to the Equity Fund, the Bond Fund, and the NC Bond Fund, respectively.

The Bond Fund and NC Bond Fund have adopted Rule 12b-1 Plans, which allow them to pay marketing fees to Unified Financial Securities, Inc. (the "Distributor") and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Bond Fund and NC Bond Fund have no present intention of paying or accruing a 12b-1 fee. The Equity Fund has not adopted a Rule 12b-1 Plan.

The Funds have adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Funds may pay broker/dealers and other participating financial institutions (including Unified Financial Securities, Inc.) up to 0.25% of average net assets for providing shareholder services and maintaining shareholder accounts. Unified Financial Securities, Inc. may select others to perform these services for their customers and may pay fees to them. For the six months ended November 30, 2004, shareholder service fees of $131,177 and $139,936 were incurred by the Equity Fund and Bond Fund, respectively. The NC Bond Fund has no present intention of paying or accruing the shareholder service fee. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. (the parent company of the Distributor) and certain officers of the Trust are a director and/or officers of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended November 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                          EQUITY              BOND              NC BOND
                                           FUND               FUND               FUND
                                      ---------------  -------------------  ----------------
PURCHASES
     U.S. Government Obligations         $         -         $ 32,243,391      $          -
     Other                                 5,749,595            3,448,205         9,670,140
SALES
     U.S. Government Obligations         $         -         $ 46,596,825      $          -
     Other                                 8,615,199           13,551,527         2,104,294

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENTS - CONTINUED

As of November 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                           EQUITY FUND            BOND FUND       NC BOND FUND
                                       --------------------  ----------------- -------------------
Gross Appreciation                            $ 26,116,027        $ 1,638,753           $ 378,947
Gross (Depreciation)                            (1,876,097)          (339,720)           (319,102)

                                       --------------------  ----------------- -------------------
Net Appreciation on Investments               $ 24,239,930        $ 1,299,033           $  59,845
                                       ====================  ================= ===================

At November 30, 2004, the aggregate cost of securities for federal income tax purposes were $83,456,845, $106,742,962, and $40,783,392 for the Equity Fund,
Bond Fund and NC Bond Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2004, Central Carolina Bank & Trust, an affiliate of the Adviser, held 90.19% of the Equity Fund, 99.70% of the Bond Fund, and 100.00% of the NC Bond Fund in omnibus accounts for the benefit of others.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

EQUITY FUND. For the fiscal year ended May 31, 2004, the Equity Fund paid quarterly distributions of net investment income totaling $0.0824 per share.

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

Distributions paid from:                      2004                2003
                                        ----------------    ----------------
        Ordinary income                   $ 625,155            $ 662,632
        Short-term Capital Gain                   -                    -
        Long-term Capital Gain                    -              659,765
                                        ----------------    ----------------
                                          $ 625,155          $ 1,322,397
                                        ================    ================

For the six months ended November 30, 2004, the Equity Fund paid quarterly investment income dividends totaling $269,302, or $0.0363 per share.

BOND FUND. For the fiscal year ended May 31, 2004, the Bond Fund paid monthly distributions of net investment income totaling $0.4268 per share. On December 23, 2003, the Bond Fund paid capital gain distributions of $0.1287 to shareholders of record on December 22, 2003.

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

Distributions paid from:                           2004                2003
                                           ----------------    ----------------
        Ordinary income                       $ 4,742,488         $ 3,852,377
        Short-term Capital Gain                   739,093             100,076
        Long-term Capital Gain                    676,403               1,001
                                           ----------------    ----------------
                                              $ 6,157,984         $ 3,953,454
                                           ================    ================

For the six months ended November 30, 2004, the Bond Fund paid monthly investment income dividends totaling $2,191,723, or $0.201 per share.

NC BOND FUND. For the fiscal year ended May 31, 2004, the NC Bond Fund paid monthly distributions of net investment income totaling $0.0893 per share.

The tax character of distributions paid during fiscal year 2004 was as follows:

Distributions paid from:                           2004
                                              ----------------
        Ordinary income                             $ 251,404
        Short-term Capital Gain                             -
        Long-term Capital Gain                              -
                                              ----------------
                                                    $ 251,404
                                              ================

For the six months ended November 30, 2004, the NC Bond Fund paid monthly investment income dividends totaling $596,996, or $0.1492 per share.

As of May 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                         EQUITY            BOND       NC BOND
                                          FUND             FUND        FUND
                                      ---------------    ---------   ---------

Undistributed ordinary income           $ 133,055         $ 4,192      $     -
Undistributed long-term capital
     gain/(accumulated losses)          2,028,284          (2,242)           -
Unrealized appreciation/(depreciation) 23,061,783      (1,040,315)    (863,675)
                                      ---------------  ------------- ---------
                                      $25,223,122     $(1,038,365)   $(863,675)
                                      =============== ============== =========

As of May 31, 2004, there was no difference between book basis and tax basis unrealized appreciation / (depreciation).

NOTE 8. SUBSEQUENT EVENT

On October 1, 2004, SunTrust Banks, Inc. ("SunTrust") acquired all of the outstanding shares of the Adviser's parent. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a transaction that results in a change of control of an investment adviser may be deemed an "assignment." The 1940 Act further provides that an advisory agreement automatically terminates in the event of its assignment. The acquisition resulted in a "change in control" of the Adviser's parent and the Adviser, its wholly-owned subsidiary, and caused the "assignment" and resulting termination of the advisory agreement between the Trust and the Adviser.

                                   CCMI FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED
                                   (UNAUDITED)

NOTE 8. SUBSEQUENT EVENT - CONTINUED

On September 13, 2004, the Board of Trustees of the Trust approved an interim investment advisory agreement (the "Interim Advisory Agreement") between the Trust and the Adviser. The Interim Advisory Agreement took effect on October 1, 2004 following the change of control of the Adviser. The purpose of the Interim Advisory Agreement was to allow the Adviser to continue managing the Funds' assets until shareholders approved a new investment advisory agreement for the Funds. On September 13, 2004 the Board also approved a new investment advisory contract ("New CCM Advisory Agreement") for the Funds with the Adviser, subject to shareholder approval. As a result, the shareholders of the Funds were asked to approve the New CCM Advisory Agreement. The primary purpose of the shareholders' approval was to allow the Adviser to receive compensation for investment advisory services performed on behalf of each Fund under the Interim Advisory Agreement between October 1, 2004 and December 30, 2004. The New CCM Advisory Agreement was approved by the Funds' shareholders at a shareholder meeting on December 30, 2004 by the following vote.

                           FOR        AGAINST           ABSTAIN       TOTAL
                    ------------------------------------------------------------

Equity Fund            6,778,544          -              4,116      6,782,660

Bond Fund             10,637,321          -                  -     10,637,321

NC Bond Fund           4,123,400          -                  -      4,123,400

Following the acquisition, SunTrust decided that the Adviser would dissolve and cease operations as an investment manager on or about December 31, 2004. Accordingly, the Adviser was not able to serve as investment adviser to the Funds after that date. On November 17, 2004 and December 13, 2004 the Board, subject to shareholder approval, approved the appointment of Trusco Capital Management, Inc. ("Trusco"), a registered investment adviser and wholly owned subsidiary of SunTrust, as the investment adviser to the Funds, and approved a new investment advisory agreement (the "New Advisory Agreement") between the Trust and Trusco. The New Advisory Agreement was approved by the Funds' shareholders at a shareholder meeting on December 30, 2004 by the following vote, at which time it became effective.

                           FOR        AGAINST           ABSTAIN       TOTAL
                    ------------------------------------------------------------

Equity Fund            6,778,544          -              4,116      6,782,660

Bond Fund             10,637,321          -                  -     10,637,321

NC Bond Fund           4,123,400          -                  -      4,123,400

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Funds at
(800) 386-3111; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .


TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St, Suite 1400
Cincinnati, OH 45202

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 11.  Exhibits.

(a)(1)   Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      CCMI Funds

By
*    /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date   February 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date February 8, 2005

By
*
         Thomas Napurano, Treasurer and Chief Financial Officer

Date